Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value of Financial Instruments [Abstract]
Schedule of Financial Instruments Measured at Fair Value
	March 31, 2023
	Level 1	Level 2	Level 3
Liabilities:
Notes payable	$-	$-	$92,665
Private warrants	-	-	52
Bridge warrants	-	-	28,521

	December 31, 2022
	Level 1	Level 2	Level 3
Liabilities:
Notes payable	$-	$-	$26,008
Accrued expenses and other current liabilities	-	-	6,227
Private warrants	-	-	52
Bridge warrants	-	-	95,130

	December 31, 2022
	Level 1	Level 2	Level 3
Liabilities:
Notes payable	$-	$-	$26,008
Private warrants	-	-	52
Bridge warrants	-	-	95,130

	December 31, 2021
	Level 1	Level 2	Level 3
Liabilities:
Notes payable	$-	$-	$161,282
Private warrants	-	-	642
Obligation to issue registered shares of Class A Common Stock	-	-	12,635

Schedule of Activity for Level 3 Fair Value Measurements
	Bridge Warrants	Notes Payable, Bridge	Private Warrants	Earnout Shares Liability	Liability for Insufficient Authorized Shares Related to Stock Options and RSUs
Balance as of December 31, 2022	$95,130	$26,008	$52	$2,250	$3,977
Additions	33,266	190,000	-	-	-
Disposals pursuant to warrant exchange	(77,577)	-	-	-	-
Exercises	(4,079)	-	-	-	-
Settlement of transaction costs	-	(1,139)	-	-	-
Change in fair value measurements	(18,219)	(79,462)	-	2,764	-
Stock-based compensation expense	-	-	-	-	5,002
Conversions of liability to Common Stock	-	-	-	(5,014)	(8,979)
Conversions of notes to Common Stock	-	(42,742)	-	-	-
Balance as of March 31, 2023	$28,521	$92,665	$52	$-	$-

	Bridge Warrants	Notes Payable, Ares	Notes Payable, Bridge	Notes Payable, ATW NPA	Private Warrants	Obligation to issue Registered Shares of Class A Common Stock
Balance as of December 31, 2021	$-	$87,619	$-	$73,663	$642	$12,635
Additions (1)	9,938	-	82,000	-	-	-
Payment of transaction costs	-	-	(3,834)	-	-	-
Changes in fair value measurements	85,192	(554)	(20,874)	(5,466)	(326)	-
Payments of notes payable	-	(87,065)	-	-	-	-
Conversions of notes to Common Stock	-	-	(31,284)	(68,197)	-	-
Reclassification of Private Warrants to Public Warrants	-	-	-	-	(264)	-
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06	-	-	-		-	(12,635)
Balance as of December 31, 2022	$95,130	$-	$26,008	$-	$52	$-

(1)	Additions during the year ended December 31, 2022 included non-cash conversion of $9.9 million Bridge warrants, which was charged to Change in fair value measurements in the Consolidated Statements of Operations for the year ended December 31, 2022, and cash contribution of $82.0 million to note payable, which was reduced by the original issuance discount of $8.2 million, resulting in a net cash contribution of $73.8 million.

	Related Party Notes Payable at Fair Value	Notes Payable at Fair Value	The9 Conditional Obligation	Private Warrants	Obligation to issue Registered Shares of Class A Common Stock
Balance as of December 31, 2020	$32,949	$59,742	$1,128	$-	$-
Proceeds, net of original issuance discount	-	171,929	-	-	-
Original issue discount (1)	-	11,860	-	-	-
Proceeds allocated to equity classified warrants	-	(17,596)	-	-	-
Issuance of warrant liabilities	-	-	-	290	-
Transaction costs and consent fees charged to interest expense	-	5,022	-	-	-
Private warrant liability and obligation to issue registered shares assumed in Business Combination	-	-	-	2,152	32,900
Changes in fair value measurements	163	31,008	1,735	(1,800)	(20,265)
Repayment of principal and liquidation premium	(27,593)	(48,210)	-	-	-
Conversion of principal and liquidation premium to equity	(5,519)	(52,473)	(2,863)	-	-
Reclassification of warrant liability to equity	-	-	-	-	-
Balance as of December 31, 2021	$-	$161,282	$-	$642	$12,635

(1)	Original issue discount represents the amount withheld by the note payable holder upon issuance of the note which will be paid, in addition to the full note payable principal, to the lender upon maturity of the notes payable. The original issue discount is included in Change in Fair Value Measurements on the Consolidated Statements of Operations and Comprehensive Loss.